Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On January 27, 2022, the Company and Dr. James Kuo entered into an employment agreement (“Kuo Employment Agreement”) for Dr. Kuo to serve as the Vice President of Research & Development. The Kuo Employment Agreement shall be effective as of the date of the agreement and shall automatically renew for a period of one year at every anniversary of the effective date, with the same terms and conditions, unless either party provides written notice of its intention not to extend the term of the Kuo Employment Agreement at least thirty days’ prior to the applicable renewal date. Dr. Kuo shall be paid an annual base salary of $30,000. For each twelve-month period of his employment, Dr. Kuo shall be entitled to a bonus whereby amount and terms shall be in the sole and absolute discretion of the Board of Directors (“Board”) and shall be payable at the Company’s sole option in stock or in cash. In addition, an aggregate of 16,000 incentive stock options was granted to Dr. Kou, at an exercise price equal to the closing price of the Company’s common stock on the date of grant (“ISOs”) as follows: (i) 6,000 ISOs (“Initial Options”), issued under the Company’s 2020 Equity Incentive Plan (“2020 Plan”) which vest immediately, and (ii) an additional 10,000 ISOs (“Additional Options”), issued under the 2020 Plan which shall vest ratably over two successive equal quarterly installments over the subsequent one year period as follows: 5,000 ISOs shall vest at 9 months, and 12 months following the effective date of the Kuo Employment Agreement, which underlying Additional Options shall be exercisable immediately upon the applicable vesting date.

On January 28, 2022, the Company and University of Maryland, Baltimore (“UMB”) entered into a second amendment to the commercial evaluation and license agreement dated February 26, 2021 (“Second Amendment”) (see Note 10 - University of Maryland, Baltimore - License Agreement for Development and Use of Joint-Homing Peptides). The Second Amendment to extend the term of the original license agreement until December 31, 2022. However, if the Company exercises the Exclusive Option, the License Agreement shall expire at the end of the negotiation period (as defined in the License Agreement) or upon execution of a master license agreement, whichever occurs first.

On March 11, 2022, the Company held its special meeting of stockholders (“Special Meeting”). A total of 1,077,199 shares of common stock constituting a quorum were represented in person or by valid proxies at the Special Meeting. The final results for of the matter submitted to a vote of stockholders at the Special Meeting, as set forth in the Definitive Proxy Statement, filed with the Securities and Exchange Commission on February 14, 2022, is as follows:

Proposal 1. At the Special Meeting, the stockholders approved granting discretionary authority to the Company’s Board of Directors to amend the Company’s Certificate of Incorporation to effect one or more consolidations of the Company’s issued and outstanding shares of common stock, pursuant to which the shares of common stock would be combined and reclassified into one share of common stock at a ratio within the range from 1-for-5 up to 1-for-50 (the “Reverse Stock Split”), provided that, (X) that the Company shall not effect Reverse Stock Splits that, in the aggregate, exceeds 1-for-50, and (Y) any Reverse Stock Split is completed no later than the first anniversary of the record date of the Special Meeting, or February 8, 2023.

On September 14, 2022, the Company filed a Certificate of Amendment to the Amended and Restated Articles of Incorporation (the “Certificate of Amendment”) with the Secretary of State of the State of Nevada to effect a 1-for-50 reverse stock split (the “Reverse Stock Split”) with respect to the outstanding shares of the Company’s common stock. The Certificate of Amendment became effective on September 14, 2022. The Reverse Stock Split was previously approved by the sole director and the majority of stockholders of the Company. The Reverse Stock Split was deemed effective at the open of business on September 15, 2022. All share and per share data in the accompanying consolidated financial statements have been retroactively restated to reflect the effect of the reverse stock split.